CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 3,921	$ 6,444
Accounts receivable, trade	240	428
Due from related parties current	0	0
Inventories	1,055	1,667
Prepaid expenses and other assets	950	1,083
Restricted cash (Note 3)	19,443	0
Vessels held for sale (Note 4)	19,875	18,378
Total current assets	45,484	28,000
FIXED ASSETS:
Vessels, net (Note 4)	92,489	201,308
Property and equipment, net	940	911
Total fixed assets	93,429	202,219
Deferred charges, net	973	2,088
Total assets	139,886	232,307
CURRENT LIABILITIES:
Unrelated party financing, net of unamortized deferred financing costs (Note 5)	0	12,119
Related party financing, net of unamortized deferred financing costs (Note 3)	38,472	84,832
Accounts payable, trade and other	1,480	1,715
Due to related parties, current (Note 3)	59	65
Accrued liabilities	2,455	2,045
Deferred revenue	175	439
Total current liabilities	42,641	101,215
Other liabilities, non-current (Note 7)	841	320
Commitments and contingencies (Note 6)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 875 and 389 issued and outstanding as at June 30, 2018 and December 31, 2017, respectively (Note 7)	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 9,681,171 and 4,051,266 issued and outstanding as at June 30, 2018 and December 31, 2017, respectively (Note 7)	95	40
Additional paid-in capital (Note 7)	422,804	410,982
Other comprehensive income	6	6
Accumulated deficit	(326,501)	(280,256)
Total stockholders' equity	96,404	130,772
Total liabilities and stockholders' equity	$ 139,886	$ 232,307